Goodwill And Intangible Assets (Narrative) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amortization expenses related to intangible assets	€ 6	€ 26	€ 32
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	12
Finite-Lived Intangible Assets, Amortization Expense, Year Two	12
Goodwill	2,412	2,412
Urology Devices and Services (UDS) [Member]
Goodwill	€ 1,767	1,767	1,767
Fair Value Inputs, Discount Rate	10.00%
High Intensity Focused Ultrasound (HIFU) [Member]
Goodwill	€ 645	645	645
Fair Value Inputs, Discount Rate	15.00%
Fair Value Inputs, Long-term Revenue Growth Rate	10.00%
EDAP TMS (Corporate) [Member]
Goodwill	€ 0	0	0
FDA [Member]
Goodwill	€ 0	€ 0	€ 0